Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Adjustments for income and expenses from operating activities
(1)	Adjustments for income and expenses from operating activities for the years ended December 31, 2023, 2022 and 2021 are as follows:

(In millions of won)
	2023		2022	2021
Interest income	~~W~~	(70,055)	(58,472)	(43,850)
Dividends		(43,014)	(2,552)	(14,132)
Gain on foreign currency translations		(1,199)	(2,095)	(10,753)
Gain on sale of accounts receivable – other		—	(1,043)	(27,725)
Gain (loss) relating to investments in associates and joint ventures, net		(10,928)	81,707	(1,948,447)
Gain on disposal of property and equipment and intangible assets		(21,898)	(15,985)	(40,109)
Gain on business transfer		—	—	(82,248)
Gain relating to financial instruments at FVTPL		(115,043)	(94,393)	(91,244)
Other income		—	(6,515)	(10,369)
Interest expense		389,813	328,307	342,342
Loss on foreign currency translations		1,227	3,814	8,005
Loss on sale of accounts receivables-other		65,027	61,841	—
Income tax expense		342,242	288,321	651,948
Expense related to defined benefit plan		124,439	134,509	190,462
Share option		18,889	84,463	91,646
Bonus paid by treasury shares		20,420	25,425	29,643
Depreciation and amortization		3,750,796	3,755,312	4,114,394
Bad debt for accounts receivables – trade		37,906	27,053	31,546
Loss on disposal of property and equipment and intangible assets		9,369	20,465	47,369
Impairment loss on property and equipment and intangible assets		10,369	17,027	3,135
Bad debt for accounts receivable – other		5,256	3,011	6,001
Loss relating to financial instruments at FVTPL		49,641	41,597	76,142
Loss on disposal of investment assets		—	1,283	—
Other financial fees		—	—	142,015
Other expenses		—	26,358	8,008
Other income (expenses)		(16,919)	—	—

	~~W~~	4,546,338	4,719,438	3,473,779

Changes in assets and liabilities from operating activities
(2)	Changes in assets and liabilities from operating activities for the years ended December 31, 2023, 2022 and 2021 are as follows:

(In millions of won)
	2023		2022	2021
Accounts receivable – trade	~~W~~	(46,531)	(60,546)	(95,374)
Accounts receivable – other		79,223	54,988	(152,038)
Advanced payments		3,986	(25,377)	(43,212)
Prepaid expenses		(2,262)	11,989	77,404
Inventories		(17,549)	39,633	(70,601)
Long-term accounts receivable – other		66,036	(74,729)	83,658
Contract assets		3,877	(13,400)	(11,582)
Guarantee deposits		(2,117)	6,245	8,125
Accounts payable – trade		50,442	(101,465)	12,312
Accounts payable – other		(188,318)	369,693	(109,476)
Withholdings		(3,714)	4,964	(55,925)
Contract liabilities		(19,620)	18,910	(2,158)
Deposits received		(1,744)	99	(3,737)
Accrued expenses		(73,734)	116,039	7,505
Provisions		(566)	(20)	(19,324)
Long-term provisions		(1,061)	(13,792)	(260)
Plan assets		(17,772)	(132,131)	(51,697)
Retirement benefits payment		(99,396)	(79,117)	(114,897)
Others		(3,343)	(3,877)	(27,418)

	~~W~~	(274,163)	118,106	(568,695)

Significant non-cash transactions
(3)	Significant non-cash transactions for the years ended December 31, 2023, 2022 and 2021 are as follows:

(In millions of won)
	2023		2022	2021
Increase (decrease) in accounts payable – other relating to the acquisition of property and equipment and intangible assets	~~W~~	(305,823)	(39,977)	1,063,800
Increase of right-of-use assets		345,761	720,932	672,723
Change in assets and liabilities by spin-off (Note 41)		—	—	14,379,397
Retirement of treasury shares		—	—	1,965,952
Disposal of treasury shares (Congratulatory bonus for spin-off)		—	—	114,373
Transfer from property and equipment to investment property		13,900	4,732	23,034

Reconciliation of Lliabilities Arising from Financing Activities
(4)	Reconciliation of liabilities arising from financing activities for the years ended December 31, 2023 and 2022 are as follows:

(In millions of won)
	2023
	January 1, 2023		Cash flows		Non-cash transactions
					Exchange rate changes(*)	Fair value changes	Other changes	December 31, 2023
Total liabilities from financing activities:
Short-term borrowings	~~W~~	142,998		(142,998)	—	—	—	—
Long-term borrowings		793,113		(75,050)	—	—	15	718,078
Debentures		8,366,693		(84,082)	36,701	—	6,331	8,325,643
Lease liabilities		1,782,057		(402,465)	—	—	231,841	1,611,433
Long-term payables – other		1,638,341		(400,245)	—	—	22,357	1,260,453
Derivative financial liabilities		—		—	—	(9,212)	—	(9,212)
Derivative financial assets		(267,151)		183,090	—	(32,149)	—	(116,210)

	~~W~~	12,456,051		(921,750)	36,701	(41,361)	260,544	11,790,185
Other cash flows from financing activities:
Payments of cash dividends			~~W~~	(773,806)
Payments of interest on hybrid bonds				(17,283)
Acquisition of treasury shares				(285,487)
Proceeds of hybrid bonds				398,509
Redemption of hybrid bonds				(400,000)
Cash inflow from transactions with the non-controlling shareholders				160
Cash outflow from transactions with the non-controlling shareholders				(21,333)

				(1,099,240)

			~~W~~	(2,020,990)

(*)	The effect of changes in foreign exchange rates for financial liabilities at amortized cost.

(In millions of won)
	2022
	January 1, 2022		Cash flows		Non-cash transactions				December 31, 2022
					Exchange rate changes(*)	Fair value changes	Business combina- tions	Other changes
Total liabilities from financing activities:
Short-term borrowings	~~W~~	12,998		130,000	—	—	—	—	142,998
Long-term borrowings		394,187		398,529	—	—	—	397	793,113
Debentures		8,426,683		(189,878)	122,350	—	—	7,538	8,366,693
Lease liabilities		1,534,281		(401,054)	—	—	6,503	642,327	1,782,057
Long-term payables – other		2,009,833		(400,245)	—	—	—	28,753	1,638,341
Derivative financial liabilities		111		—	—	(111)	—	—	—
Derivative financial assets		(182,661)		768	—	(85,258)	—	—	(267,151)

	~~W~~	12,195,432		(461,880)	122,350	(85,369)	6,503	679,015	12,456,051
Other cash flows from financing activities:
Payments of cash dividends			~~W~~	(904,020)
Payments of interest on hybrid bonds				(14,766)
Cash inflow from transactions with the non-controlling shareholders				31,151
Cash outflow from transactions with the non-controlling shareholders				(367)

				(888,002)

			~~W~~	(1,349,882)

(*)	The effect of changes in foreign exchange rates for financial liabilities at amortized cost.